WARRANTS, STOCK OPTIONS, RESTRICTED STOCK UNITS (“RSUS”), AND DEFERRED STOCK UNITS (“DSUS”) - Schedule of stock option activity (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
WARRANTS, STOCK OPTIONS, RESTRICTED STOCK UNITS (“RSUS”), AND DEFERRED STOCK UNITS (“DSUS”)
Number of Stock options at beginning of the period | shares	181,500	39,500
Number of Stock options, Granted | shares	593,000	235,000
Number of Stock options, Exercised | shares		(45,000)
Number of Stock options, Expired, unexercised | shares	(11,500)	(48,000)
Number of Stock options at end of the period | shares	763,000	181,500
Weighted Average Value at Date of Grant, Other equity instruments at beginning of the period | $ / shares	$ 2.8	$ 5.2
Weighted average exercise price, Stock options, Granted | $ / shares	3.52	2.2
Weighted average exercise price, Stock options, Exercised | $ / shares		1
Weighted average exercise price, Stock options, Expired, unexercised | $ / shares	5	3.5
Weighted average exercise price, Stock options at end of the period | $ / shares	$ 3.32	$ 2.8